Employee benefits - Summary of Significant Assumptions Used in Determining the Net Period Cost of the Plans (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligation [Abstract]
Expected rate of return on plan assets	9.34%	10.64%	9.00%
Discount rate	9.34%	10.64%	9.00%
Rate of compensation increase	4.54%	4.54%	4.54%
Remaining average labor life (over benefit obligations)	14 years	14 years	14 years